Properties, Plants and Equipment	12 Months Ended
Dec. 31, 2011
Properties, Plants and Equipment

8. Properties, Plants and Equipment

Properties, plants and equipment (excluding those attributable to the Toledo refinery which are included in assets held for sale at December 31, 2010) consisted of the following components (in millions of dollars):

	Gross Investments at Cost	Accumulated Depreciation, Depletion and Amortization	Net Investment
December 31, 2011
Logistics	$3,281	$751	$2,530
Retail marketing	1,481	722	759
Refining and supply	367	178	189
Discontinued cokemaking operations	1,881	394	1,487

	$7,010	$2,045	$4,965

December 31, 2010
Logistics	$2,841	$703	$2,138
Retail marketing	1,388	674	714
Refining and supply	4,787	2,222	2,565
Discontinued chemicals operations	694	269	425
Discontinued cokemaking operations	1,553	340	1,213

	$11,263	$4,208	$7,055